SHARE-BASED COMPENSATION (Schedule of Stock Award Activity) (Details) - 2015 Long-Term Incentive Equity Plan [Member] - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Number of Shares
Outstanding, Beginning | shares	1,270,000	0
Granted | shares	0	1,450,000
Exercised | shares	0	0
Forfeited | shares	(1,190,000)	(180,000)
Canceled | shares	(80,000)	0
Outstanding, Ending | shares	0	1,270,000
Exercisable	0	0
Vested and expected to vest	0	1,000,000
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 12	$ 0
Granted | $ / shares		12
Exercised | $ / shares		0
Forfeited | $ / shares	12	0
Canceled | $ / shares	12	0
Outstanding, Ending | $ / shares	0	12
Exercisable	0	0
Vested and expected to vest	$ 0	$ 12
Weighted Average Remaining Contractual Term In Years
Granted		3 years
Outstanding		2 years 5 months 1 day
Vested and expected to vest		2 years 5 months 1 day